Provisions - Schedule of current and non-current provisions (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other provisions [abstract]
Current	£ 298	£ 288
Non-current	2,811	2,354
Other provisions	£ 3,109	£ 2,642	£ 2,539